Income Tax - Summary of Income Tax Recognized in Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Deferred income tax Related to remeasurement of defined benefit plans	$ (2,214)	$ (72)	$ (208,482)	$ (19,319)
Unrealized gain (loss) on equity instruments at fair value through other comprehensive income	(262,404)	(8,570)	370,091	(160,084)
Income tax relating to investments in Debt instruments included in other comprehensive income	(5,792)	(189)	0	0
Income tax recognized in other comprehensive income	$ (270,410)	$ (8,831)	$ 161,609	$ (179,403)